Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Balance Sheet
December 31,	December 31,
2019	2020
NIS millions	NIS millions

Current assets	5	-
Current liabilities	2	1

* Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2020 and 2019, is NIS 17 million par value and NIS 10 million par value, respectively.

Schedule of Transactions with Related Parties
Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

Year ended December 31,
2018	2019	2020
NIS millions	NIS millions	NIS millions

Income:

Revenues	12	30	7

Expenses:

Cost of revenues and other	13	10	5

Schedule of Key Management Personnel Compensation	Key management personnel compensation is comprised of:
Year ended December 31,
2018	2019	2020
NIS millions	NIS millions	NIS millions

Short-term employee benefits	4	4	3
Share-based payments	1	-	5

	5	4	8